Income tax and social contribution - Changes in deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	R$ (158,984)	R$ (165,413)	R$ (24,417)
Deferred tax expense (income) recognised in profit or loss	(4,297)	(12,866)	(9,104)
Other changes	(35,884)	19,295	(131,892)
Deferred tax liability (asset) at end of period	R$ (199,165)	R$ (158,984)	R$ (165,413)